Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
At beginning of period	¥ 10,934,878	¥ 11,773,446
Gains (losses) arising during the period, before tax	327,681	(88,950)	¥ (40,329)
Income tax (expense) benefit for changes arising during the period	(465,333)	181,202	61,453
Reclassification adjustments for (gains) losses included in net profit, before tax	(79,711)	(96,624)	(6,071)
Gains (losses) arising during the period, before tax	86,842	(78,742)	22,517
Share of other comprehensive income (loss) of associates and joint ventures	2,960	(7,859)	(4,410)
Share of other comprehensive income (loss) of associates and joint ventures	6,375	(3,746)	3,711
At end of period	12,276,150	10,934,878	11,773,446
Remeasurements of defined benefit plans [member]
At beginning of period	(2,553)	72,425	76,102
Gains (losses) arising during the period, before tax	327,681	(88,950)	(40,329)
Income tax (expense) benefit for changes arising during the period	(100,427)	27,028	12,407
Amount attributable to non-controlling interests	26	(29)	53
Share of other comprehensive income (loss) of associates and joint ventures	1,096	(333)	760
Transfer from other reserves to retained earnings	(11,412)	(12,694)	23,432
At end of period	214,411	(2,553)	72,425
Exchange differences on translating foreign operations [member]
At beginning of period	28,260	113,334	125,987
Gains (losses) arising during the period, before tax	86,842	(78,742)	22,517
Income tax (expense) benefit for changes arising during the period	(3,784)	2,288	343
Reclassification adjustments for (gains) losses included in net profit, before tax	446	204	(37,247)
Income tax (expense) benefit for reclassification adjustments	(137)	(62)	131
Amount attributable to non-controlling interests	(469)	2,741	4,430
Share of other comprehensive income (loss) of associates and joint ventures	2,488	(11,503)	(2,827)
At end of period	113,646	28,260	113,334
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	1,500,013	1,730,607	1,718,937
Gains (losses) arising during the period, before tax	996,972	(178,166)	21,936
Income tax (expense) benefit for changes arising during the period	(304,515)	54,206	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(79,711)	(96,624)	(6,071)
Income tax benefit for reclassification adjustments	24,409	29,590	1,844
Amount attributable to non-controlling interests	4	(2)	53,769
Share of other comprehensive income (loss) of associates and joint ventures	5,751	231	1,368
Transfer from other reserves to retained earnings	(36,668)	(39,829)	(64,158)
At end of period	¥ 2,106,255	¥ 1,500,013	¥ 1,730,607